RECD S.E.C.
AUG 0 8 2007
1086

RECD S.E.C.
AUG 0 8 2007
1086

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Michael S. Emen
Senior Vice President
Listing Qualifications

By Facsimile and First Class Mail

07073873

August 8, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CERTNAS

1-33618

Dear Ms. Peters:

This is to certify that on August 7, 2007 The Nasdaq Stock Market (the "Exchange") received from Wonder Auto Technology, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, Par Value $0.0001

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

PROCESSED
AUG 0 9 2007
THOMSON
FINANCIAL

Sincerely,

END